Significant accounting judgments and estimates	12 Months Ended
Dec. 31, 2025
Significant Accounting Judgments And Estimates [Abstract]
Significant accounting judgments and estimates [Text Block]

4.  Significant accounting judgments and estimates

The preparation of financial statements in conformity with the IFRS requires management to make judgments and estimates that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The areas which require management to make significant judgments, estimates and assumptions in determining carrying values include, but are not limited to:

(i) Depletion and amortization

Mining properties are depleted using the unit-of-production method over a period not to exceed the estimated life of the ore body based on estimated recoverable reserves.

Property, plant and equipment are depreciated, net of residual value over their estimated useful life but do not exceed the related estimated life of the mine based on estimated recoverable mineral reserves.

The calculation of the units of production rate, and therefore the annual depletion and amortization expense, could be materially affected by changes in the underlying estimates. Changes in estimates can be the result of actual future production differing from current forecasts of future production and expansion of mineral reserves through exploration activities.

(ii) Decommissioning provision

The Company assesses its decommissioning provision on an annual basis or when new material information becomes available. Mining and exploration activities are subject to various laws and regulations governing the protection of the environment. In general, these laws and regulations are continually changing and the Company has made, and intends to make in the future, expenditures to comply with such laws and regulations. Accounting for decommissioning provision requires management to make estimates of the time and future costs the Company will incur to complete the rehabilitation work required to comply with existing laws and regulations at each mining operation. Also, future changes to environmental laws and regulations could increase the extent of rehabilitation work required to be performed by the Company. Increases in future costs could materially impact the amounts charged to operations for decommissioning provision. The provision represents management's best estimate of the present value of the future decommissioning provision. The actual future expenditures may differ from the amounts currently provided.

(iii) Income taxes

Preparation of the consolidated financial statements requires an estimate of income taxes in each of the jurisdictions in which the Company operates. The process involves an estimate of the Company's current tax exposure and an assessment of temporary differences resulting from differing treatment of items, such as depletion and amortization, for tax and accounting purposes, and when they might reverse.

These differences result in deferred tax assets and liabilities that are included in the Company's consolidated statements of financial position.

An assessment is also made to determine the likelihood that the Company's future tax assets will be recovered from future taxable income. To the extent that recovery is not considered likely, the related tax benefits are not recognized.

Judgment is required to continually assess changing tax interpretations, regulations and legislation, to ensure liabilities are complete and to ensure assets, net of valuation allowances, are realizable. The impact of different interpretations and applications could be material.

(iv) Assessment of impairment and reversal of impairment indicators

The Company applies judgment in assessing whether indicators of impairment or reversal of impairment exist for a cash generating unit which would require impairment testing. Internal and external sources such as changes in use of an asset, capital and production forecasts, commodity prices, quantities of reserves and resources, and changes in market, economic, and legal environment are used by management in determining whether there are any indicators.

The Company determines recoverable amount based on the after-tax discounted cash flows from a cash generating unit's life-of-mine cash flow projection which incorporates management's best estimates of commodity prices, future capital requirements and production costs along with geological assumptions and judgments made in estimating the size, grade and recovery of the ore bodies. Absent a life-of-mine cash flow projection, a market approach of comparable companies is used to determine recoverable amount of in-situ ounces from the cash generating unit.

(v) Cash flows from ongoing production and impact on operations

The Company had negative operating cash flows during the year ended December 31, 2025. The ability to achieve cash flow positive production through meeting production targets at the Cosalá Operations and Galena Complex, including the acquired Crescent Mine, allowing the Company to generate positive operating cash flows, while facing market fluctuations in commodity prices and inflationary pressures, maintaining access to capital markets, and comply with key financial covenants are significant judgments in these consolidated financial statements with respect to the Company’s liquidity. Should the Company experience decreasing commodity prices and negative operating cash flows in future periods, or encounter non-compliance of key financial covenants, the Company will need to raise additional funds through the issuance of equity or debt securities which funding cannot be assured.

(vi) Fair value allocation for transactions accounted for as asset acquisitions

Asset acquisitions require judgment and estimates to be made at the date of acquisition in relation to determining assets and liability fair values and the allocation of the purchase consideration over the fair value of the identifiable assets acquired and liabilities assumed. The purchase consideration is first allocated to monetary assets and liabilities such as cash and cash equivalents, receivables and payables. The remaining purchase consideration is allocated to non-monetary assets where fair values are determined through an income, market, or cost approach applied based on the nature of the asset.